Offerings	Sep. 10, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	7.397% Senior Notes due 2028
Amount Registered | shares	59,800,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 59,800,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 8,826.48
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended .
(2)
The 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051 will be the obligations of Blue Owl Finance LLC.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 7.397% Senior Notes due 2028
Amount Registered | shares	59,800,000
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(3)
Blue Owl Capital Inc. and the registrants listed on the Table of Additional Registrants will guarantee the obligations of Blue Owl Finance LLC under the 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	3.125% Senior Notes due 2031
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 103,320
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended .
(2)
The 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051 will be the obligations of Blue Owl Finance LLC.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 3.125% Senior Notes due 2031
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(3)
Blue Owl Capital Inc. and the registrants listed on the Table of Additional Registrants will guarantee the obligations of Blue Owl Finance LLC under the 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	4.375% Senior Notes due 2032
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,040
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended .
(2)
The 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051 will be the obligations of Blue Owl Finance LLC.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 4.375% Senior Notes due 2032
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(3)
Blue Owl Capital Inc. and the registrants listed on the Table of Additional Registrants will guarantee the obligations of Blue Owl Finance LLC under the 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	6.250% Senior Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended .
(2)
The 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051 will be the obligations of Blue Owl Finance LLC.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 6.250% Senior Notes due 2034
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(3)
Blue Owl Capital Inc. and the registrants listed on the Table of Additional Registrants will guarantee the obligations of Blue Owl Finance LLC under the 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	4.125% Senior Notes due 2051
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 350,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 51,660
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended .
(2)
The 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051 will be the obligations of Blue Owl Finance LLC.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.125% Senior Notes due 2051
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(3)
Blue Owl Capital Inc. and the registrants listed on the Table of Additional Registrants will guarantee the obligations of Blue Owl Finance LLC under the 7.397% Senior Notes due 2028, the 3.125% Senior Notes due 2031, the 4.375% Senior Notes due 2032, the 6.250% Senior Notes due 2034 and the 4.125% Senior Notes due 2051. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.